Income taxes, Unrecognized Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	SFr 0	SFr 0	SFr 0
Unused tax losses and tax credits	67,501	40,505	31,866
Tax losses split by expiry date [Abstract]
Unused tax losses	62,575	36,707	29,079
Increase in tax losses available as an offset	25,900
Loss Expiry, December 31, 2017 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	0
Loss Expiry, December 31, 2018 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	2,175	2,175	2,175
Loss Expiry, December 31, 2019 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	16,566	16,566	16,566
Loss Expiry, December 31, 2020 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	10,338	10,338	10,388
Loss Expiry, December 31, 2021 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	0
Loss Expiry, December 31, 2022 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	0
Loss Expiry, December 31, 2023 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	7,628	7,628	0
Loss Expiry, December 31, 2024 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	25,868	0	0
Tax Losses [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	62,575	36,707	29,079
Deductible Temporary Differences Related to the Retirement Benefit Plan [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	SFr 4,926	SFr 3,798	SFr 2,787